INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	$ 72,610	$ 75,511
Changes resulting from:
Property acquisitions	571	755
Capital expenditures	1,554	1,997
Property dispositions	(1,650)	(2,360)
Fair value (losses) gains, net	1,962	(1,388)
Foreign currency translation	(595)	278
Transfers between commercial properties and commercial developments	0	0
Reclassifications of assets held for sale and other changes	(9,839)	(2,183)
Balance, end of year	64,613	72,610	$ 75,511
Right-of-use assets	204	164
Current lease liabilities	160	43
Non-current lease liabilities	690	875
Accounts payable and other
Changes resulting from:
Current lease liabilities	118	35
Other non-current liabilities
Changes resulting from:
Non-current lease liabilities	558	712
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	70,294	71,565
Changes resulting from:
Property acquisitions	491	647
Capital expenditures	796	1,140
Property dispositions	(1,299)	(2,339)
Fair value (losses) gains, net	1,791	(1,607)	301
Foreign currency translation	(558)	322
Transfers between commercial properties and commercial developments	635	2,709
Reclassifications of assets held for sale and other changes	(9,837)	(2,143)
Balance, end of year	62,313	70,294	71,565
Right-of-use assets	557	729
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of year	2,316	3,946
Changes resulting from:
Property acquisitions	80	108
Capital expenditures	758	857
Property dispositions	(351)	(21)
Fair value (losses) gains, net	171	219	557
Foreign currency translation	(37)	(44)
Transfers between commercial properties and commercial developments	(635)	(2,709)
Reclassifications of assets held for sale and other changes	(2)	(40)
Balance, end of year	2,300	2,316	$ 3,946
Right-of-use assets	$ 24	$ 10